4. Short-term investments (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Private bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	98.00%	38.00%
Government bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	107.70%	102.30%
Private bonds and government bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	98.90%	101.00%